Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associates
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 183	$ 787	$ 1,227
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	1,087	77	25
Contractual capital commitments, attributable to owners of parent	900	1,024	619
Property plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 8,009	$ 11,382	$ 8,319